DISCONTINUED OPERATIONS, SIGNIFICANT DISPOSALS AND OTHER BUSINESS EXITS - Summarized Reserve Charges (Details) - Citibank Korea Inc. - Employee Severance Costs - USD ($) $ in Millions	2 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Oct. 25, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pretax charges recorded from other business exits	$ 1,100.0
Employee termination costs
Beginning of period		$ 1,052.0
Utilization		(1.0)
Foreign exchange		3.0
End of period	$ 1,054.0	$ 1,054.0
Total estimated cash charges for the wind-down			$ 1,100.0